INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventories Abstract
INVENTORIES

7.	INVENTORIES

		Consolidated
	12/31/2022	12/31/2021
Finished goods	4,421,166	4,457,842
Work in progress	3,501,145	2,710,149
Raw materials	3,297,213	3,638,952
Storeroom supplies	1,174,244	770,296
Advances to suppliers	37,619	121,519
Provision for losses	(96,493)	(98,730)
	12,334,894	11,600,028

Classified:
Current	11,289,229	10,943,835
Non-current (1)	1,045,665	656,193
	12,334,894	11,600,028
(1)	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed.

The changes in expected losses on inventories are as follows:

		Consolidated
	12/31/2022	12/31/2021
Opening balance	(98,730)	(109,038)
Reversal of inventories with low turnover and obsolescence	3,621	10,308
Consolidation in the acquisition of companies	(1,384)
Closing balance	(96,493)	(98,730)

Accounting Policy

The inventory is recorded at the lower of cost and net realizable value. The cost is determined using the weighted average cost method for the purchase of raw materials. The cost of finished goods and work in progress includes raw materials, labor, other direct costs (based on normal production capacity). The net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to realize the sales. Expected losses on slow-moving or obsolete inventories are recognized when deemed necessary.